Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	06/30/2025	12/31/2024
Tax loss carried forward	675,524	796,831
Negative tax basis of social contribution carried forward	259,406	307,143

Assets - temporary differences
Provision for judicial liabilities	275,965	324,873
Operating provisions	471,607	515,779
Provisions for other losses	578,522	547,242
Employee benefit plans	250,926	245,331
Exchange rate variations	4,156,021	7,385,034
Derivatives losses (“MtM”)(1)	168,018	2,230,835
Amortization of fair value adjustments arising from business combinations	623,209	625,745
Unrealized profit on inventories	383,369	539,157
Leases (1)	508,900	606,944
	8,351,467	14,124,914

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,734,003	1,589,887
Property, plant and equipment - deemed cost	1,017,118	1,066,883
Depreciation for tax-incentive reason (2)	701,015	733,640
Capitalized loan costs	936,754	947,482
Fair value of biological assets	1,109,512	1,317,095
Deferred taxes, net of fair value adjustments	327,491	342,141
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	123,372	137,928
Provision of deferred taxes on results of subsidiaries abroad	19,710
Other temporary differences	5,582	18,439
	5,974,557	6,153,495

Non-current assets	2,376,910	7,984,015
Non-current liabilities		12,596
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$1,742,527 and asset temporary difference of R$1,910,544 (passive temporary difference was R$1,321,614 and asset temporary difference of R$3,552,449 as of December 31, 2024). For the lease line, the passive temporary difference was R$1,756,012 and asset temporary difference was R$2,264,912 (passive temporary difference was R$1,763,847 and asset temporary difference was R$2,370,791 as of December 31, 2024).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.

Summary of Tax Credit Carryforwards

	06/30/2025	12/31/2024
Tax loss carried forward	2,702,096	3,187,324
Negative tax basis of social contribution carried forward	2,882,289	3,412,700

Disclosure of deferred taxes [text block]

	06/30/2025	12/31/2024
Opening balance	7,971,419	533,836
Tax loss carried forward	(121,307)	(413,137)
Negative tax basis of social contribution carried forward	(47,737)	(149,887)
Provision for judicial liabilities	(48,908)	715
Operating provisions and other losses	(7,297)	93,545
Exchange rate variation	(3,229,013)	5,000,881
Derivative (gains) losses (“MtM”)	(2,062,817)	2,908,925
Amortization of fair value adjustments arising from business combinations	12,114	193
Unrealized profit on inventories	(155,788)	387,579
Leases	(98,044)	250,834
Goodwill - tax benefit on unamortized goodwill	(144,116)	(288,233)
Property, plant and equipment - deemed cost	49,765	70,600
Depreciation accelerated for tax-incentive reason	32,625	66,217
Capitalized loan costs	10,728	(307,419)
Fair value of biological assets	207,583	(201,663)
Deferred taxes on the results of subsidiaries abroad	(19,710)
Credits on exclusion of ICMS from the PIS/COFINS tax base	14,556	12,763
Other temporary differences	12,857	5,670
Closing balance	2,376,910	7,971,419

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	06/30/2025	06/30/2024
Net income (loss) before taxes	17,255,357	(6,947,851)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(5,866,821)	2,362,269

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	(294,581)	1,017,293
Equity method	(24,220)	(1,195)
Credit related to Reintegra Program	6,156	4,807
Director bonuses	(26,950)	(9,347)
Tax incentives (Note 12.3)	265,547	26,912
Donations/Fines – Other	45,643	1,626
	(5,895,226)	3,402,366
Income tax
Current	(206,328)	(370,788)
Deferred	(4,093,523)	2,852,815
	(4,299,851)	2,482,027
Social Contribution
Current	(104,206)	(99,416)
Deferred	(1,491,169)	1,019,755
	(1,595,375)	920,339
Income and social contribution benefits (expenses) on the period	(5,895,226)	3,402,366
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

Disclosure of Tax Incentives
12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025